FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments, fair value	$ 836	$ 941
Level 1 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	836
Level 2 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Level 3 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	$ 0